Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities:
Net loss	$ (3,848,000)	$ (2,064,000)	$ (13,107,000)	$ (10,534,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and deferred financing fees	770,000		$ 2,247,000	720,000
Loss on debt conversion				$ 2,414,000
Loss on extinguishment of senior notes	1,429,000		$ 707,000
Loss on exchange of warrants for common stock			279,000
(Gain) loss on revaluation of derivative liabilities	(835,000)	$ 291,000	198,000	$ (1,574,000)
Depreciation and amortization	132,000	60,000	402,000	233,000
Stock-based compensation	376,000	$ 377,000	1,485,000	$ 3,460,000
Expense related to modification of convertible debt	1,429,000
Provision for contract loss			600,000
Provision for bad debt expense			$ 50,000
Warranty expense				$ 220,000
Warrants issued for services				180,000
Common stock and warrants issued for legal settlement				246,000
Changes in assets and liabilities:
Accounts and other receivables			$ 57,000	(91,000)
Inventory	(509,000)	$ (59,000)	$ (694,000)	(24,000)
Costs in excess of billings on uncompleted contracts				(801,000)
Prepaid expenses and other current assets	(178,000)	$ (29,000)	$ (202,000)	(45,000)
Deposit				$ 1,000
Restricted cash	(375,000)		$ (150,000)
Accounts payable and other current liabilities	748,000	$ 407,000	914,000	$ 214,000
Accrued interest			50,000	20,000
Deferred revenues	375,000		$ 2,847,000	(701,000)
Payments on contract loss				(79,000)
Cash from operating activities	(1,915,000)	$ (1,009,000)	$ (4,317,000)	(4,539,000)
Cash flows used in investing activities:
Purchase of property and equipment	(514,000)	(763,000)	(3,057,000)	(188,000)
Net cash used in investing activities	(514,000)	(763,000)	(3,057,000)	(188,000)
Cash flows from financing activities:
Proceeds from convertible notes payable			5,000,000	$ 3,757,000
Offering costs - convertible notes payable			(303,000)
Payments on convertible notes payable			(19,000)	$ (1,883,000)
Repayment of capital leases payable	(6,000)	(6,000)	(19,000)	(16,000)
Proceeds from issuance of common stock, net of costs of $185,000			3,125,000	3,844,000
Net cash provided by financing activities	(6,000)	(6,000)	7,803,000	5,702,000
Decrease in cash and cash equivalents	(2,435,000)	(1,778,000)	429,000	975,000
Cash and cash equivalents at beginning of period	2,605,000	2,176,000	2,176,000	1,201,000
Cash and cash equivalents at end of period	$ 170,000	$ 398,000	$ 2,605,000	2,176,000
Cash paid during the period for:
Income taxes				1,000
Interest	$ 214,000	$ 1,000	$ 351,000	68,000
Supplemental disclosure of non-cash activities:
Capital leases for purchase of equipment		$ 14,000	14,000	29,000
Debt discount and derivative liabilities recorded upon issuance of warrants	$ 148,000
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes			2,750,000	$ 2,078,000
Debt discount and derivative liabilities recorded for amendments of senior notes	$ 1,497,000		$ 791,000
Original issue discount of convertible secured note issued				$ 572,000
Issuance of common stock in exchange for warrants			$ 885,000
Issuance of warrants for bank fees			$ 246,000
Debt discount and accrued broker fees upon issuance of convertible secured note				$ 186,000
Debt discount for warrants issued for broker fee in convertible secured note				155,000
Warranty liability recorded for product commissioned				242,000
Conversion of convertible notes and accrued interest into common stock				2,711,000
Issuance of warrants for services				180,000
Issuance of common stock for placement fees				150,000
Issuance of warrants for placement fees				296,000
Issuance of warrants for legal settlement				$ 246,000